Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	December 31,
	2013	2014
	RMB	RMB
Accounts receivable	84,344,499	73,720,191
Allowance for doubtful accounts	—	(1,154,066)

Accounts receivable, net	84,344,499	72,566,125

Schedule of Allowance for Doubtful Accounts for Accounts Receivable

The activity in the allowance for doubtful accounts for accounts receivable for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	—	—	—
Additions charged to provision for doubtful accounts	—	—	1,636,604
Write-off of accounts receivable	—	—	(482,538)

Ending allowance for doubtful accounts	—	—	1,154,066